Borrowings and Embedded Derivatives - Summary of Borrowings and Embedded Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 892,700	$ 515,804
February 2020 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0	37,414
April 2020 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	318,259	303,316
November 2020 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings	201,104	175,074
Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 373,337	$ 0